OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
Schedule of other liabilities
	2019	2018

Operating lease liabilities, long term	$131,568	$—
Other	—	45,000
	$131,568	$45,000